Basis Of Preparation Of The Consolidated Financial Statements	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Basis Of Preparation Of The Consolidated Financial Statements

2. BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
2.1 Statement of compliance with the International Financial Reporting Standards (IFRS) and bases of preparation of these consolidated financial statements
The consolidated financial statements of the Group as of December 31, 2021 and 2020 and for the fiscal years ended December 31, 2021, 2020 and 2019 have been prepared and presented in accordance with the IFRS as issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements comprehensively recognize the effects of variations in the purchasing power of currency through the application of the method to restate the consolidated financial statements in constant currency, as established by the International Accounting Standard 29 (IAS 29).
For comparative purposes, these consolidated financial statements include figures and other details corresponding to the fiscal years ended on December 31, 2020 and 2019, which are an integral part of the above-mentioned consolidated financial statements and are presented in order for them to be solely interpreted in conformity in accordance with the figures and other information for this current fiscal year. These figures have been restated in the current fiscal year’s end-of-period
currency in the manner described in the following section in order to allow comparability.
Due to the sale of the shareholding in Yguazú Cementos S.A. during fiscal year 2020, as described in Note 41, the results of operations in relation to this investment during fiscal year’s 2019 and 2020 are disclosed as discontinued operations in accordance with IFRS 5
Non-current
Assets held for Sale and Discontinued Operations. Consequently, all the amounts related to discontinued operations within each item of the consolidated statement of comprehensive income are reclassified as discontinued operations. The consolidated statement of cash flows includes the cash flows from continuing and discontinued operations, being the cash flows from discontinued operations and earnings per share disclosed in Note 41, as well as other additional information related to the transaction performed.
These consolidated financial statements were approved by the Board of Directors on April 29, 2022, the date when the consolidated financial statements were available for issuance.
2.2. Financial information presented in constant currency
The consolidated financial statements as of December 31, 2021, and the corresponding figures for prior fiscal years have been restated to consider changes in the general purchasing power of the Group’s functional currency (the Argentine Peso) in accordance with the provisions included in IAS 29. As a result, the consolidated financial statements are stated in the unit of currency that was current as at the end of this fiscal year.
According to IAS 29, the restatement of the financial statements is necessary when the functional currency of an entity is that of a hyperinflationary economy. IAS 29 provides certain guidelines for illustrative purposes to define a situation in which hyperinflation is deemed to arise, including (i) analysis of general population behavior, prices, interest rate, and salaries in the face of changes in price indexes and the loss of purchasing power in currency and (ii) as a quantitative feature, which is the condition more frequently considered in practice, the existence of a cumulative three-year inflation rate that approximates or exceeds 100%.
In order to assess the above-mentioned quantitative condition and also to restate financial statements, the series of indices to be used in the enforcement of IAS 29 is as determined by FACPCE. This series combines the Consumer Price Index (CPI) at the national level and as published by Instituto Nacional de Estadística y Censos [Official Statistics Bureau, “INDEC” as per the initials in Spanish] as from January 2017 (baseline month: December 2016) with the Wholesale Domestic Price Index (IPIM, for its acronym in Spanish) as published by INDEC until that date, computing for the months of November and December 2015, for which INDEC has no information with respect to changes in the IPIM, the variation in the CPI of the Autonomous City of Buenos Aires.
Taking such index into account, inflation was 50.94%, 36.14% and 53,83% in the years ended December 31, 2021, 2020 and 2019, respectively, and 100% accumulated in three years during each of the years presented was reached.
Below is a summary of the
methods
of applying IAS 29.
Restatement of the statement of financial position:
(i) Monetary items (those with a fixed nominal value in local currency) are not restated because they are already stated at the current unit of measurement as of the end of the reporting period. In an inflationary period, holding monetary assets causes losses in the purchasing power and holding monetary liabilities generates gains in the purchasing power, provided that such items are not subject to an adjustment mechanism that may otherwise offset these effects. Monetary gains or losses are included in the statement of profit or loss and other comprehensive income for every fiscal year.
(ii) The assets and liabilities that are subject to changes based on specific agreements are adjusted on the basis of such agreements.
(iii)
Non-monetary
assets and liabilities measured at fair values as of the balance sheet date are not inflation-restated for presentation purposes in the statement of financial position, however, their restated amounts are used to measure the gains / losses caused by holdings of such non-monetary
items. For the fiscal years ended December 31, 2021, 2020 and 2019, the Group did not have non-monetary
items under the revaluated method.
(iv)
Non-monetary
items measured at historical cost or at the current value of a date prior to the end of the reporting fiscal year are restated by coefficients that reflect the variations in the general price level since the date of acquisition or revaluation through the end of the reporting period. Subsequently, the restated amounts of such assets are compared to the corresponding recoverable values at the end of the reporting period. As of December 31, 2021, 2020 and 2019, the items subject to this restatement process have been those included in inventories, other receivables, property, plant and equipment, right of use assets, goodwill, and non-current
investments. The amounts charged to against the statement of profit or loss and other comprehensive income due to depreciation of property, plant and equipment and amortization of intangible assets, as well as any other consumption of non-monetary
assets shall be determined based on the restated amounts.
(v) When borrowing costs are capitalized in
non-monetary
assets pursuant to IAS 23, the components of those costs compensating the creditor for the effects of inflation are not capitalized. See Note 13 for the Group´s capitalized borrowing costs.
(vi) The restatement of
non-monetary
assets in terms of current units of measurement as of the end of the year with no equivalent adjustment for tax purposes gives rise to a taxable temporary difference and the recognition of deferred tax liabilities. In those cases where there is a revaluation of the non-monetary
assets in addition to the restatement, the deferred tax recognized on the restatement is accounted for as profit or loss for the year, and the effect of deferred taxes on the revaluation (excess of the revalued amount over the restated amount) is recognized in other comprehensive income. The Group has no assets subject to revaluation.
Restatement of the statement of profit or loss and other comprehensive income:
(i) Expenses and revenues are restated as the date of they are accrued except for those profit or loss items related to the consumption of assets measured in purchasing power currency of a date previous to the recording of such consumption (such as depreciation, impairment, and other use of assets valued at historical cost); and except also for any profit or loss arising from comparing two measurements expressed in a currency with a purchasing power from different dates, for which it is necessary to identify the amounts compared, their separate restatement and their comparison based on the new restated amounts.
(ii) In the case of financial income and expenses, including foreign exchange gain (loss), from lent or borrowed funds, the Group has decided to present them in real terms, i.e. net of the effect of inflation on the assets and liabilities that generated these income or expenses.
(iii) Net
profit or loss for the exposure of monetary assets and liabilities to inflation is reported in a separate item of profit and loss and other comprehensive income.
Restatement of the statement of changes in shareholders’ equity:
All
equity components are restated by applying the general price index from the beginning of the fiscal year, and the movements of each such components during the year is restated as from the date of the contribution or initial recognition. Capital stock is presented at nominal values and its corresponding restatement adjustment is presented in a “adjustment capital” account. Other comprehensive income resulting after the transition date of the implementation of IAS 29 is recorded net of the inflation effect.
Restatement of the statement of cash flows:
IAS 29 requires that all entries in this statement should be restated in terms of the unit of measurement that is current at the end of the reporting period. The monetary gain or loss generated from cash and cash equivalents is presented in the statement of cash flows separately from the cash flows from operating, investing and financing activities, as a specific item for the reconciliation between cash and cash equivalents at the beginning and at the end of the fiscal year.
2.3. Applicable Accounting Standards
The consolidated financial statements have been prepared on a historical cost basis, which has been restated at year-end
currency in the case of
non-monetary
items, except for the revaluation of certain financial assets, which are measured at the fair value. In general, historical cost is based on the fair value of the consideration given in exchange for the assets.
Fair value is the price that the Group would receive to sell an asset or paid to transferred a liability in an orderly transaction between market participants as of the measurement date, irrespective of whether such price is directly observable or estimated using another valuation technique. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
A fair value measurement of a
non-financial
asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 quoted (unadjusted) prices in active markets for identical assets and liabilities to which the entity has access as at the measurement date;

•	Level 2 valuation techniques for which the lowest level input that is significant to their value measurement is directly or indirectly observable; and

•	Level 3 valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.
Classification as current and
non-current:
The Group classifies assets and liabilities in the consolidated statement of financial position as current and non-current.
An asset is classified as current when the Group:

a)	expects to realize the asset or intends to sell or consume it during its normal operating cycle;

b)	holds the asset primarily for the purpose of trading;

c)	expects to realize the asset within twelve months after the end of the reporting period; or

d)	the asset is cash or cash equivalent unless it is restricted and cannot be exchanged or used to settle a liability for at least twelve months after the end of the reporting period.
All other assets are classified as
non-current.
A liability is classified as current when the Group:

a)	expects to settle the liability during its normal operating cycle;

b)	holds the liability primarily for the purpose of trading;

c)	the liability is due to be settled within twelve months after the end of the reporting period; or

d)	fails to have an unconditional right to defer settlement of the liability for at least twelve months after the end of the reporting period.

All the other liabilities are classified as
non-current.
Deferred tax assets and liabilities are classified as
non-current
assets and liabilities in all cases.
Year-end
date:
The fiscal year of the Group starts on January 1 and ends on December 31 each year.
Currency:
The consolidated financial statements are presented in thousands of Argentine Pesos ($), the currency of legal tender in the Argentine Republic, and which is the functional currency of the Group.
Use of estimates:
The preparation of consolidated financial statements requires the Group’s management to make judgements, estimates and assumptions that affect the amount of recorded assets and liabilities and the contingent assets and liabilities disclosed as of the reporting date, as well as the revenues and expenses recognized during each year. Future profit or loss may differ from the estimates and assessments made as of the date of preparation of these consolidated financial statements.
The description of estimates and significant accounting judgments made by the Group’s Board in the application of accounting policies as well as the areas with greater degree of complexity requiring further judgment, are disclosed in Note 4.
The Group´s significant accounting policies are described below.
2.4. Standards and interpretations issued but not yet effective
The following is a detail of standards and interpretations that are issued but not yet effective up to the date of issuance of the Group’s consolidated financial statements. The Group intends to adopt these standards, if applicable, when they become effective.

•	IFRS 3 - Reference to the Conceptual Framework
In May 2020, the IASB issued Amendments to IFRS 3 Business Combinations. The amendments are mainly intended to replace a reference to the framework for the preparation and presentation of financial statements, issued in 1989, with a reference to the conceptual framework for financial information issued in March 2018, without significantly changing its requirements. IASB also added an exception to the recognition principle of IFRS 3 to avoid the issue of potential ‘day 2’ gains or losses arising from liabilities and contingent liabilities that would fall within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets or IFRIC 21 Levies, if incurred separately. The above mentioned amendments shall be effective for fiscal years beginning on or after January 1, 2022, and shall be applied prospectively. The management of the Group understands that the application of these amendments will not have a material impact on the Group’s consolidated financial statements.

•	IAS 16 Proceeds before intended use of Property, plant and equipment
In May 2020, the IASB issued amendments to IAS 16 Property, Plant and Equipment in order to prohibit entities deducting from the cost of an item of property, plant and equipment, any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, the proceeds from the sale of those items, including the costs incurred for producing them, shall be recognized in profit or loss. The amendment is effective as from the fiscal years beginning January 1, 2022 and shall be applied retroactively to the items of property, plant and equipment available for use on or after the beginning of the earliest period presented in which the entity first applies the amendment. The management of the Group understands that the application of these amendments will not have a material impact on the Group’s consolidated financial statements.

•	IAS 37 Cost of Fulfilling an Onerous Contract
In May 2020, the IASB issued amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets to specify the costs an entity should include when assessing whether a contract is onerous or loss-making. The amendments apply a directly related cost approach. Costs directly related to a contract for the provision of goods or services include both incremental costs and an allocation of costs directly related to the activities of the contract. General and administrative costs are not directly related to a contract and are excluded unless they are explicitly attributable to the counterparty under the contract. The amendments shall be effective for fiscal years beginning on or after January 1, 2022. The Group shall apply these amendments to contracts for which it has not yet fulfilled all its obligations at the beginning of the fiscal year in which it first applies the amendments. The management of the Group understands that the application of these amendments will not have a material impact on the Group’s consolidated financial statements.

•	IFRS 1 First-time Adoption of IFRS by a subsidiary
As part of the Annual Improvements to IFRS Standards 2018-2020, the IASB issued an amendment to IFRS 1 First-time Adoption of International Financial Reporting Standards. The amendment allows a subsidiary to choose to apply IFRS 1.D16(a) to measure its cumulative translation difference using the amounts reported by the parent company based on the parent company’s date of transition to IFRSs. This amendment also applies to an associate or joint business that chooses to apply IFRS 1.D16(a). The amendment is effective for fiscal years beginning on or after January 1, 2022, and early application is permitted. The management of the Group understands that the application of these amendments will not have a material impact on the Group’s consolidated financial statements.

•	IFRS 9 Fees in the ‘10 per cent’ test for derecognition of financial liabilities
As part of its 2018-2020 annual improvements to IFRS standards process the IASB issued amendment to IFRS 9. The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment. The amendment is effective for fiscal years beginning on or after January 1, 2022, and early application is permitted. The Group shall apply the amendment to financial liabilities that are modified or exchanged on or after the beginning of the reporting year in which it first applies the amendment. The management of the Group does not expect that the application of these amendments will have a material impact on the Group’s consolidated financial statements.

•	IFRS 16 Lease Incentives
As part of the Annual Improvements to IFRS Standards 2018 2020, the IASB issued an amendment to IFRS 16 Leases. The amendment removes the illustration of reimbursement of leasehold improvements by the lessor in the illustrative example 13 accompanying IFRS 16; thus removing the potential for confusion regarding the treatment of lease incentives when applying IFRS 16. The modification is not expected to have an impact on the Group’s consolidated financial statements.

•	IAS 41 Taxation in Fair Value Measurements
As part of the Annual Improvements to IFRS Standards 2018-2020, the IASB issued an amendment to IAS 41 Agriculture. The amendment removes the requirement in paragraph 22 of IAS 41 for entities to exclude taxation cash flows when measuring the fair value of assets under the scope of IAS 41. The amendment is effective for fiscal years beginning on or after January 1, 2022, and early application is permitted. This amendment is not applicable to the Group.

•	IAS 1 Classification of Liabilities as Current or Non-Current
In January 2020, the IASB issued amendments to IAS 1 “Presentation of Financial Statements” to specify the requirements for the classification of liabilities as current or non-current.
The amendments clarify: (i) what is meant by a right to defer settlement; (ii) that a right to defer must exist at the end of the reporting period; (iii) that classification is unaffected by the likelihood that an entity will exercise its deferral right; and (iv) that only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification. The amendments shall be effective for fiscal years beginning on or after January 1, 2023 and shall be applied retroactively. The management of the Company does not expect that the application of this interpretation will have a material impact on the Group’s consolidated financial statements.

•	IFRS 17 Insurance Contracts
In May 2017, the IASB issued the IFRS 17 “Insurance contracts”, a new comprehensive financial reporting standard for the Insurance contracts which covers the recognition, assessment, presentation and disclosure. Once in force, IFRS 17 shall replace IFRS 4 which was issued in 2005. The IFRS 17 applies to all the types of insurance contracts (that is, life insurance, non-life
insurance, direct insurance and reinsurance), irrespective of the type of entities that issue such policies as well as certain guarantees and financial instruments with certain characteristics of discretional participation. IFRS 17’s overall objective consists in the supply of an accounting model for the insurance contracts that should be more useful and systematic for the insurance companies. In contrast to the requirements of IFRS 4, which are based, to a large extent, on the enhancement of local accounting policies, the IFRS 17 provides a comprehensive model for the insurance contracts that deals with all relevant accounting aspects. The IFRS 17 is in force for the fiscal years starting on January 1, 2021. Since the Company is not engaged in insurance industry, the management of the Company does not expect that the application of these standard will have impact on the Group´s consolidated financial statements.

•	IAS 1 and IFRS 2 Practice Statement - Disclosure of Accounting Policies
The amendments require an entity to disclose its material accounting policies, rather than its significant accounting policies. Additional amendments explain how an entity can identify a material accounting policy. Examples of when an accounting policy is likely to be material are added. To support the amendment, the Board has also developed guidance and examples to explain and demonstrate the application of the “four-step materiality process” described in the IFRS 2 Practice Statement. Its application will be effective for periods beginning on or after January 1, 2023. The amendments are not expected to have an impact on the Group’s consolidated financial statements.

•	IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors
The amendments replace the definition of a change in accounting estimates with a definition of accounting estimates. Under the new definition, accounting estimates are “monetary amounts in the financial statements that are subject to measurement uncertainty.” Entities develop accounting estimates if accounting policies require items in financial statement to be measured in a way that involves measurement uncertainty. The amendments clarify that a change in accounting estimate that results from new information or new developments is not the correction of an error. Its application will be effective for fiscal years beginning on or after January 1, 2023. The amendments are not expected to have an impact on the Group’s consolidated financial statements.

•	IAS 12 Income Tax
The amendments clarify that the initial recognition exemption does not apply to transactions in which equal amounts of deductible and taxable temporary differences arise on initial recognition. Its application will be effective for fiscal years beginning on or after January 1, 2023. The amendments are not expected to have an impact on the Group’s consolidated financial statements.
Adoption of improvements or new standards
The Group has adopted all the improvements and new standards and interpretations issued by the IASB that are relevant to its operations and that are effective for the fiscal year ended December 31, 2021. As from January 1, 2021, the Group has started to apply the following standards:

•	IFRS 9, IFRS 7, IFRS 4, IFRS 16, and IAS 39 Interest Rate Benchmark Reform
In August 2020, the IASB issued amendments to IFRS 9, IAS 39, and IFRS 7 Financial Instruments: Disclosures, which finalizes the second and last phase of its work on the effects of interbank offered rates (IBOR) reform on financial reporting. The amendments provide temporary exceptions that address the effects on financial reporting when an interbank offered rate is replaced by an alternative risk-free interest rate. These amendments have had no impact on the Group’s consolidated financial statements.

2.5. Basis of consolidation
These consolidated financial statements include the financial statements of the Company and the companies controlled by the Group. The Group controls an entity when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.
The Group will
re-assess
whether or not it controls an investee when facts and circumstances indicate changes in one or more of the control elements listed in the preceding paragraph.
Generally, there is a presumption that the majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all the relevant facts and circumstances in assessing whether it has power over the investee, including:

•	The Group’s voting right ownership percentage vis-à-vis the size and dispersion of the percentages held by other shareholders voting rights and potential voting rights;

•	Potential voting rights held by the Group, other shareholders or other parties;

•	Rights arising from contractual arrangements; and

•
Any and all additional events or circumstances that indicate that the Group has, or fails to have, the current ability to direct the relevant activities of the investee when decisions need to be made, including voting patterns at previous shareholders’ meetings.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control over the subsidiary. Specifically, the revenues and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income since the date on which the Group obtains control until the date on which the Group ceases to control the subsidiary.
Profits or losses of each component of other comprehensive income are attributed to the owners of the Group and to the non-controlling
interests. The total comprehensive income of the subsidiaries is attributed to the Group’s owners and to the non-controlling
interests, even if this results in the
non-controlling
interests having a deficit balance.
When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies.
All intra-group assets, liabilities, equity, income, expenses and cash flows related to transactions between members of the Group are eliminated in full upon consolidation.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.
If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling
interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.
The consolidated information disclosed in these consolidated financial statements includes the following subsidiaries:

Subsidiary	Main business	Country	% of direct and indirect interest as of
			December 31, 2021	December 31, 2020	December 31, 2019
Cofesur S.A.U.	Investment	Argentina	100.00	100.00	100.00
Ferrosur Roca S.A. (1)	Rail freight transportation	Argentina	80.00	80.00	80.00
Recycomb S.A.U.	Waste recycling	Argentina	100.00	100.00	100.00

(1)	Directly controlled by Cofesur S.A.U.
Below is a summary of the financial information for Ferrosur Roca S.A., a subsidiary with a material non-controlling
interest. The information provided below does not include intragroup eliminations due to consolidation.

	2021	2020
Current assets	1,071,012	1,466,751
Non-current assets	1,836,954	2,397,389
Current liabilities	1,536,215	1,327,014
Non-current liabilities	533,371	490,251
Shareholders’ equity attributable to owners of the parent company	670,703	1,637,501
Non-controlling interest	167,676	409,375

	2021	2020	2019
Revenues	5,979,825	5,427,309	7,493,132
Financial results, net	(57,992)	566,262	(1,293,678)
Depreciation	(1,103,103)	(1,233,502)	(1,269,555)
Income tax	(12,667)	143,855	121,491
Net losses for the year (*)	(1,208,497)	(1,666,540)	(1,670,519)

(*)	As of December 31, 2021, 2020, and 2019 net losses include an income for elimination of intragroup transactions of 16,751, 17,912, and 712,991 respectively.

	2021	2020	2019
Net cash generated by operating activities	472,442	363,042	608,156
Net cash generated by (used in) investing activities	(589,526)	(623,386)	112,207
Net cash generated by/(used in) financing activities	91,664	(1,016,648)	(1,187,017)
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	(19,023)	1,270,924	(27,349)
Finally, as mentioned in Note 41, on August 21, 2020 the Company sold its interest in Yguazú Cementos S.A., therefore the amounts related to this business for the fiscal year ended December 31, 2020, are presented as discontinued operations in the current consolidated financial statements.